File No. 33-90620             CIK No. 943057

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective

                                 Amendment No. 3


                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                   Legg Mason Unit Investment Trust, Series 5
                              (Exact Name of Trust)

                      Legg Mason Wood Walker, Incorporated
                            (Exact Name of Depositor)


                                  100 Light St.

                         Baltimore, Maryland 21203-1476
          (Complete address of Depositor's principal executive offices)


Legg Mason Wood Walker, Incorporated                   Chapman and Cutler
Attention:  Marie K. Karpinski                         Attention: Mark J. Kneedy
100 Light St.                                          111 West Monroe Street
Baltimore, Maryland  21203-1476                        Chicago, Illinois 60603


               (Name and complete address of agents for service)


  ( X ) Check if it is proposed that this filing will become effective on April 30, 1998 pursuant to paragraph (b) of Rule 485.

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                            TO REGISTRATION STATEMENT

                      ------------------------------------

         This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                   LEGG MASON UNIT INVESTMENT TRUST, SERIES 5
               LEGG MASON REGIONAL BANK AND THRIFT TRUST, SERIES 1

                                 1,373,729 UNITS


PROSPECTUS

Part One


Dated: April 30, 1998


Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two

THE TRUST


Legg Mason Unit Investment Trust, Series 5 (the "Fund"), which consists of the Legg Mason Regional Bank and Thrift Trust, Series 1 (the "Trust"), is a unit investment trust registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was formed with the investment objective of obtaining maximum capital appreciation over the life of the Trust through investment in a fixed portfolio of equity securities of companies diversified within the regional banking and thrift industries which the Sponsor believed, at the initial Date of Deposit, would outperform other banking and financial stocks. At December 31, 1997, each Unit represented a 1/1,373,729 undivided interest in the principal and net income of the Trust (see "The Trusts" in Part Two).


The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE


The Public Offering Price per Unit is equal to the aggregate underlying bid value of the Securities in the Trust, plus or minus a pro rata share of cash, if any, in the Capital Account of the Trust divided by the number of Units outstanding, plus a sales charge of 3.65% (equivalent to 3.79% of the net amount invested). At December 31, 1997, the Public Offering Price Per Unit was $48.97 (see "Public Offering Price" in Part Two). The minimum purchase is 50 Units.


        Please retain all parts of this Prospectus for future reference.

         -------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
         -------------------------------------------------------------

                      LEGG MASON WOOD WALKER, INCORPORATED
                                     Sponsor

LEGG MASON UNIT INVESTMENT TRUST, SERIES 5
LEGG MASON REGIONAL BANK AND THRIFT TRUST, SERIES 1


ESSENTIAL INFORMATION
AS OF DECEMBER 31, 1997
SPONSOR:  LEGG MASON WOOD WALKER, INCORPORATED
EVALUATOR:  GRAY, SEIFERT & COMPANY, INC.
TRUSTEE:  THE BANK OF NEW YORK

Number of Units                                                        1,373,729
Fractional Undivided Interest Per unit                                 1/1,373,729
Public Offering Price:
   Aggregate Value of Securities in Portfolio(1)                       $64,827,072
   Aggregate Value of Securities per Unit                              $47.19
   Income and Capital Accounts in Portfolio                            ($5,906)
   Income and Capital Accounts per Unit                                $0.00
   Plus Sales Charge of 3.65%
     (3.79% of the net amount invested)(2)                             $1.78
   Public Offering Price Per Unit                                      $48.97
Redemption Price and Sponsor's Repurchase Price
   Per Unit                                                            $47.19
Excess of Public Offering Price Per Unit over
  Redemption Price Per Unit                                            $1.78
Maximum  Value of the Trust  under which  Trust                        Trust Agreement may be
   Agreement may be Terminated                                         terminated if value of the
                                                                       Trust is less than $16,465,430
Evaluations for purpose of sale, purchase or redemption of Units of the Trust are made as of 4:00 p.m., Eastern Time, next following receipt of an order for a sale or purchase of Units or receipt by the Trustee of Units tendered for redemption (the "Evaluation Time")
Date of Deposit                                                        May 23, 1995
Mandatory Termination Date                                             May 31, 1999
Liquidation Period                                                     Beginning on May 1, 1999
                                                                       until no later than the
                                                                       Mandatory Termination Date
Evaluator's Annual Evaluation Fee                                      Maximum of $.0060 per Unit
Trustee's Annual Fee                                                   $.0172 per Unit
Sponsor's Annual Supervisory Fee                                       Maximum of $.005 per Unit
Estimated Annual Organizational Expenses(3)                            $.009371 per Unit
Record and Computation Dates                                           FIFTEENTH day of June and
                                                                       December
Distribution Dates                                                     LAST day of June and
                                                                       December


---------------

(1) Each Security listed on a national securities exchange is valued at the last sales price, or if the Security is not listed on a national securities exchange, at the last bid price in the over-the-counter market.

(2) The sales charge will be reduced for certain purchases as set forth under "Public Offering of Units - Public Offering Price."

(3) The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the printing of preliminary prospectuses and final prospectuses, expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over the life of the Trust. See "Expenses of the Trust." Historically, the sponsors of unit investment trusts have paid all the costs of establishing such trusts.

                Report of Ernst & Young LLP, Independent Auditors

To the Unitholders of
Legg Mason Unit Investment Trust, Series 5
(Legg Mason Regional Bank and Thrift Trust, Series 1):


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Unit Investment Trust, Series 5, comprised of the Legg Mason Regional Bank and Thrift Trust, Series 1, as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period May 23, 1995 (Initial Date of Deposit) to December 31, 1995. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Legg Mason Unit Investment Trust, Series 5, comprising the Legg Mason Regional Bank and Thrift Trust, Series 1, at December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period May 23, 1995 (Initial Date of Deposit) to December 31, 1995, in conformity with generally accepted accounting principles.


                                                       /s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 10, 1998

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                       Statement of Assets and Liabilities


                                December 31, 1997

ASSETS:
Securities, at value (cost $22,540,503) (Note 1)                                        $  64,827,072
Cash (overdraft)                                                                              (48,944)
Receivable for securities sold                                                                507,499
Dividends receivable                                                                           45,210
Deferred organizational expenses                                                               17,916
                                                                                        --------------
         Total assets                                                                      65,348,753
                                                                                        --------------
LIABILITIES:
Payable for fund shares repurchased                                                           508,188
Accrued expenses                                                                               19,399
                                                                                        --------------
         Total liabilities                                                                    527,587
                                                                                        --------------
         Net assets                                                                     $  64,821,166
                                                                                        ==============
ANALYSIS OF NET ASSETS:
Accumulated paid-in capital (1,373,729 units of fractional undivided
   interest)                                                                            $  19,582,446
Dividends in excess of net investment income                                                   (5,150)
Undistributed net realized gains                                                            2,957,301
Unrealized gain on investments                                                             42,286,569
                                                                                       ---------------
         Net assets                                                                    $   64,821,166
                                                                                       ===============

         Net asset value per unit                                                            $47.19
                                                                                       ===============


See accompanying notes to financial statements.

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                             Schedule of Investments


                                December 31, 1997

         SHARES                                     ISSUER                                MARKET VALUE
-----------------------------------------------------------------------------------------------------------
          42,075       Associated Banc-Corporation                                         $  2,319,384
          47,000       Barnett Banks, Inc.                                                    3,378,125
          50,000       BB&T Corporation                                                       3,203,125
          18,000       CCB Financial Corporation                                              1,935,000
          37,500       Centura Banks, Inc.                                                    2,587,500
          28,350       Commerce Bancshares, Inc.                                              1,920,713
          50,000       Crestar Financial Corporation                                          2,850,000
          48,000       Cullen/Frost Bankers, Inc.                                             2,913,000
          27,000       Fifth Third Bancorp                                                    2,203,875
          65,000       First American Corporation                                             3,233,750
          75,000       First Security Corporation                                             3,140,625
          52,000       Marshall & Ilsley Corporation                                          3,230,500
          35,400       Mercantile Bancorp                                                     2,177,100
          41,000       National City Corporation                                              2,695,750
         100,000       North Fork Bancorporation, Inc.                                        3,356,250
          83,000       Norwest Corporation                                                    3,205,875
         100,000       Pacific Century Financial Corporation                                  2,475,000
          60,000       Peoples Heritage Financial Group, Inc.                                 2,760,000
          10,000*      Silicon Valley Bancshares                                                557,500
          62,000       Summit Bancorp                                                         3,301,500
          40,000       SunTrust Banks, Inc.                                                   2,855,000
          90,000       TCF Financial Corporation                                              3,054,375
          30,000       U.S. Bancorp                                                           3,358,125
          47,000       Zions Bancorporation                                                   2,115,000
                                                                                          --------------

                                                                                           $ 64,827,072
                                                                                          ==============


(*)      Non-income producing.

See accompanying notes to financial statements.

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                            Statements of Operations


                                                                                          May 23, 1995
                                                                                        (Initial Date of
                                                 Year Ended            Year Ended          Deposit) to
                                                December 31,          December 31,         December 31,
                                                    1997                  1996                 1995
                                           ----------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                     $      1,202,138      $      1,384,134     $       854,894
                                           ----------------------------------------------------------------

EXPENSES:
Trustee's fees and expenses                             28,653                35,727              22,558
Evaluator's fees                                        13,647                11,185               7,794
Supervisory fees                                         9,083                 9,321               6,496
Amortization of organizational
     expense                                            12,873                12,873               7,830
Other                                                   14,421                 1,472               4,042
                                           ----------------------------------------------------------------
         Total expenses                                 78,677                70,578              48,720
                                           ----------------------------------------------------------------

Net investment income                                1,123,461             1,313,556             806,174
                                           ----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments                     6,996,873             4,680,042                   -
Net change in unrealized gain on
     investments                                    21,686,444             8,322,543          12,277,582
                                           ----------------------------------------------------------------
         Net realized and unrealized
              gain on investments                   28,683,317            13,002,585          12,277,582
                                           ----------------------------------------------------------------

Increase in net assets resulting
     from operations                          $     29,806,778      $     14,316,141     $    13,083,756
                                           ================================================================


See accompanying notes to financial statements.

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                       Statements of Changes in Net Assets


                                                                                          May 23, 1995
                                                                                        (Initial Date of
                                                 Year Ended            Year Ended          Deposit) to
                                                December 31,          December 31,         December 31,
                                                    1997                  1996                 1995
                                           ----------------------------------------------------------------
FROM OPERATIONS:
Net investment income                         $      1,123,461      $      1,313,556     $       806,174
Net realized gain on investments                     6,996,873             4,680,042                   -
Net unrealized gain on investments                  21,686,444             8,322,543          12,277,582
                                           ----------------------------------------------------------------
     Increase in net assets resulting
         from operations                            29,806,778            14,316,141          13,083,756
                                           ----------------------------------------------------------------

Net equalization debits                                (10,282)              (80,926)                  -

DISTRIBUTIONS TO UNITHOLDERS FROM:
Net investment income                               (1,400,682)           (1,219,666)           (806,174)
Net realized gains                                  (5,098,745)           (3,375,833)                  -
Return of capital                                            -                     -             (12,206)
                                           ----------------------------------------------------------------
                                                    (6,499,427)           (4,595,499)           (818,380)
                                           ----------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Redemption and cancellation of
     165,561, 596,858, and 0
     Trust units, respectively                      (6,096,260)          (15,448,310)                  -
                                           ----------------------------------------------------------------

Increase (decrease) in net assets                   17,200,809            (5,808,594)         12,265,376

NET ASSETS:
Beginning of period                                 47,620,357            53,428,951          41,163,575
                                           ----------------------------------------------------------------
End of period                                 $     64,821,166      $     47,620,357     $    53,428,951
                                           ================================================================

See accompanying notes to financial statements.

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                          Notes to Financial Statements


                                December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Trust's securities are stated at the last sale price for securities listed on a national securities exchange and at the last bid value for securities which are traded in the over-the-counter market as reported by the Trust's Evaluator.

SECURITY COST

The aggregate cost of the securities is based on the market value of such securities on the date the securities were deposited in the Trust.

INVESTMENT INCOME

Dividends are recorded on the ex-dividend date.

EXPENSES OF THE TRUST

The Trust pays an annual fee for Trustee services to The Bank of New York of $.0172 per Unit based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Evaluator, Gray, Seifert & Company, an affiliate of the Sponsor, receives an annual fee of $.006 per Unit based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Trust also pays recurring financial reporting costs and an annual supervisory fee payable to the Sponsor.

Deferred organizational costs are being amortized on a straight-line basis over four years from the Date of Deposit.

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                    Notes to Financial Statements (continued)

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

No provision for federal income taxes has been made since the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its unitholders.


Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.


EQUALIZATION

The Trust follows the accounting practice of equalization by which a portion of the cost of redemptions of Trust shares is charged to undistributed net investment income, so that income per unit available for distribution is not affected by redemption of units.

2. TRUST SPONSOR AND REDEMPTION

Although not obligated to do so, Legg Mason Wood Walker, Incorporated, the Trust Sponsor, intends, subject to change at any time, to maintain a market for Units of the Trust and to continuously offer to purchase Units at prices, determined by the Evaluator, based on the last sale price for securities listed on a national securities exchange and on the last bid value for securities which are traded in the over-the-counter market. The Sponsor may discontinue purchases of the Units if the supply of Units exceeds demand or for other business reasons. In the event that a market is not maintained for the Units, a unitholder may tender his Units to the Trustee for redemption at the redemption price as set forth in the Prospectus.

The Trust Sponsor does not charge the Trust any fees for services performed as Sponsor but does receive an annual supervisory fee of $.005 per Unit based on the largest number of Units outstanding during the calendar year for which such compensation relates.

                   Legg Mason Unit Investment Trust, Series 5
              (Legg Mason Regional Bank and Thrift Trust, Series 1)

                    Notes to Financial Statements (continued)


3. INVESTMENTS

Proceeds from sales of securities were $13,101,493.

At December 31, 1997, the cost of securities for federal income tax purposes was $22,540,503. Net unrealized appreciation and aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $42,286,569. There was no unrealized depreciation for any securities held by the Trust.

4. UNIT COST TO INVESTORS

The unit cost to initial investors of $20.00 was based on the aggregate underlying value of the securities on the date of the investor's purchase, plus a sales charge of 3.65% of the Public Offering Price which was equivalent to 3.79% of the net amount invested.

5. PER UNIT INFORMATION

                                                                                          May 23, 1995
                                                                                        (Initial Date of
                                                 Year Ended            Year Ended          Deposit) to
                                                December 31,          December 31,         December 31,
                                                    1997                  1996                 1995
                                           ----------------------------------------------------------------
Investment income                                 $   .86              $   .83              $   .40
Expenses                                             (.06)                (.04)                (.02)
                                           ----------------------------------------------------------------
Net investment income                                 .80                  .79                  .38
                                           ----------------------------------------------------------------
Net realized and unrealized gain
     on investments                                 20.08                 7.98                 5.75
                                           ----------------------------------------------------------------
Distributions to unitholders from:
   Net investment income                             (.99)                (.73)                (.38)
   Net realized gains                               (3.64)               (2.11)                -
   Return of capital                                -                    -                     (.01)
                                           ----------------------------------------------------------------
                                                    (4.63)               (2.84)                (.39)
                                           ----------------------------------------------------------------

Increase in net asset value                         16.25                 5.93                 5.74

Net asset value:
   Beginning of period                              30.94                25.01                19.27
                                           ----------------------------------------------------------------
   End of period                                  $ 47.19              $ 30.94              $ 25.01
                                           ================================================================

                        LEGG MASON UNIT INVESTMENT TRUST
                LEGG MASON REGIONAL BANK AND THRIFT TRUST SERIES


PROSPECTUS                               NOTE:  This Part Two Prospectus must be
PART TWO                                        accompanied by Part One of this
DATED: April 30, 1998                           Prospectus.


         Legg Mason Regional Bank and Thrift Trust Series (the "Trusts") were formed with the investment objective of obtaining maximum capital appreciation through investment in a fixed portfolio of equity securities of companies diversified within the regional banking and thrift industries which Legg Mason Wood Walker, Incorporated (the "Sponsor"), believed at each Trust's Initial Date of Deposit would outperform other banking and financial stocks. The securities selected were considered by the Sponsor to have the potential to achieve each Trust's objective over the term of the Trusts. See " The Trust Portfolio." There is no assurance that the Trusts will achieve their objective.

         Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  All parts of this Prospectus should be read and retained for future reference.

                             Legg Mason Wood Walker
                                  Incorporated

                                100 Light Street

                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000/(800) 822-5544

SUMMARY

         The Trusts. Legg Mason Unit Investment Trust Series (the "Fund"), which consists of the Legg Mason Regional Bank and Thrift Trust Series (the "Trusts"), is a series of unit investment trusts registered under the Investment Company Act of 1940, as amended ("1940 Act").

         Each Trust consists of common stocks issued by the companies set forth in "Schedule of Investments" in Part One for each Trust (the "Securities"). For the criteria used by the Sponsor in selecting the Securities, see "The Trust Portfolio--Securities Selection." The value of all portfolio Securities and, therefore, the value of the Units may be expected to fluctuate in value depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Securities in particular. Maximum capital appreciation is, of course, dependent upon several factors, including, among other things, the financial condition of the issuers of the Securities, and therefore, there can be no assurance that maximum capital appreciation will be achieved (see "The Trust Portfolio"). Each Trust was formed with the investment objective of obtaining maximum capital appreciation over the life of the respective Trust through investment in a fixed portfolio of equity securities of companies diversified within the regional banking and thrift industries which the Sponsor believed at each Trust's Initial Date of Deposit would outperform other banking and financial stocks. Of course, achievement of the objective assumes that the Securities will continue to provide maximum capital appreciation for the life of the Trust.

         As of the date of Part One of this Prospectus, each Unit of a Trust represents that undivided interest in such Trust indicated under "Essential Information" in Part One. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in such Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

         Public Offering Price. The Public Offering Price per Unit of the Trust is based on the aggregate underlying value (see "Public Offering of Units -- Public Offering Price") of the Securities in the Trust plus or minus a pro rata share of cash, if any, in the Capital Account (as hereinafter defined) held or owned by a Trust, plus a sales charge of 3.65% (equivalent to 3.79% of the net amount invested).

         Distributions of Income and Capital. Distributions of dividends received by a Trust and any funds in the Capital Account will be made semi-annually. See "Unitholders--Distributions to Unitholders."

         Market for Units. While under no obligation to do so, the Sponsor intends to maintain a market for the Units of the Trusts and offer to repurchase such Units at prices subject to change at any time which are based on the last sales prices for underlying Securities listed on a national securities exchange and on the last bid value of the underlying Securities which are traded in the over-the-counter market. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. A Unitholder may also dispose of Units through redemption at the Redemption Price on the date of tender to the Trustee. See "Redemption--Computation of Redemption Price."

         Termination. No later than the date specified under the Liquidation Period in "Essential Information" in Part One of this Prospectus, Securities will begin to be sold in connection with the termination of the Trust and it is expected that all Securities in the Trust will be sold by the Mandatory Termination Date (as defined in "Essential Information" in Part One of this Prospectus) or within a reasonable period of time thereafter. The Sponsor will determine the manner, timing and execution of the sale of the underlying Securities. See "Administration of the Trust-- Amendment and Termination."

         Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market. For certain risk considerations related to the Trusts, see "Risk Factors."

THE TRUSTS

         Legg Mason Unit Investment Trust Series, which consists of the Legg Mason Regional Bank and Thrift Trust Series, is a series of unit investment trusts created under the laws of the State of New York pursuant to a trust indenture dated as of each Trust's Initial Date of Deposit (the "Trust Agreement") between Legg Mason Wood Walker, Incorporated (the "Sponsor"), and The Bank of New York (the "Trustee").*

         Each Trust's portfolio contains common stocks issued by companies diversified within the regional banking and thrift industries. As used herein, the term "Securities" means the common stocks initially deposited in a Trust and described in the portfolio and any additional common stocks acquired and held by the Trust, pursuant to the provisions of the Trust Agreement.

         Each Trust consists of (a) the Securities listed under "Schedule of Investments" in Part One of this Prospectus as may continue to be held from time to time in such Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

* Reference is made to the Trust Agreement and any statement contained herein is qualified in its entirety by the provisions of the Trust Agreement.

THE TRUST PORTFOLIO

         Securities Selection. At all times each Trust will hold at least 80% of its assets in equity securities issued by companies diversified within the regional banking and thrift industries. In selecting Securities for the Trusts, the following factors, among others, were considered by the Sponsor at each Trust's Date of Deposit: (a) the quality of the Securities, (b) the price of the Securities relative to other similar securities, (c) the potential for capital appreciation of the Securities and (d) the potential benefit to the issuer of the Securities from the continued consolidation within the regional banking and thrift industries and improving industry fundamentals.

         In selecting the Securities for the Trusts, the Sponsor chose equity securities that in its view had the potential for capital appreciation. Although there can be no assurance that such Securities will appreciate in value over the life of the Trusts, over time stock investments have generally outperformed most other asset classes. However, it should be understood that common stocks carry greater risks, including the risk that the value of an investment can decrease (see "Risk Factors"), and past performance is no guarantee of future results. The Trusts will not invest in banks or thrifts that have lending arrangements with affiliates of the Trusts as of the Date of Deposit.

         In offering the Units to the public, the Sponsor is not recommending any of the individual Securities in the Trusts but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

RISK  FACTORS

         General. The Trusts may be an appropriate investment vehicle for investors who desire to participate in a portfolio of equity securities with greater diversification than they might be able to acquire individually. An investment in Units of the Trusts should be made with an understanding of the risks inherent in an investment in equity securities, including: (a) the risk that the financial condition of the issuers of the Securities may become impaired, (b) the risk that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units) and (c) the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in, and perceptions of, the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the financial institutions industry in general. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest income. Recent profits have benefited from the relatively high yield on earning assets and relatively low cost of funds. There is no certainty that these conditions will continue, especially in a rising interest rate environment. Commercial loan demand for banks has not been robust and an increasing number of commercial loans have been securitized, which may have a potentially adverse effect on the market share of the commercial banking system. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in the mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks to the Federal Deposit Insurance Corporation (" FDIC"), can negatively impact earnings and the ability of a company to pay dividends. In addition, federal legislation is currently pending before Congress which would require a significant one-time charge to be assessed to thrifts in order to bolster depleted deposit insurance funds. To the extent this or similar legislation is adopted, thrift earnings and profitability will be negatively impacted. Neither federal insurance of deposits nor governmental regulations, however, ensure the solvency or profitability of banks or their holding companies or insure against any risk of investment in the securities issued by such institutions.

         The statutory requirements applicable to, and regulatory supervision of, banks, thrifts and their holding companies have increased significantly and have undergone substantial changes in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act, enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in a Trust's portfolio cannot be predicted with certainty. Periodic efforts by recent Administrations to introduce legislation broadening the ability of banks to compete with new products have not been successful, but if enacted could lead to more failures as a result of increased competition and added risks. Failure to enact such legislation, on the other hand, may lead to declining earnings and an inability to compete with unregulated financial institutions. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks were allowed to turn existing banks into branches. Consolidation is likely to continue in both cases. The Securities and Exchange Commission ("SEC") and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, the deposit insurance system is reviewed by Congress and federal regulators, from time to time, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of thrift regulatory reform might ultimately be adopted or what ultimate effect such reform might have on a Trust's portfolio.

         The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company, without prior Federal Reserve Board ("FRB") approval, from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change in Bank Control Act and various state laws impose limitations on the availability of one or more individuals or other entities to acquire control of banks or bank holding companies.

         The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB may also impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.


         Some of the nation's largest banks, already working to upgrade their own computer systems to meet the year 2000 deadline, are concerned that some borrowers may fail to upgrade their computers in time, creating problem loans and increasing overall loan losses. This is commonly known as the "Year 2000 Problem." Banks considered most vulnerable by analysts include those lending primarily to small businesses, which aren't as likely as large businesses to have a plan for upgrading their computers. Also at risk are banks with significant exposure overseas, where many foreign businesses are not moving as quickly to resolve this problem. Analysts warn that it will be difficult for banks to determine their potential loan losses related to year 2000 credit risk.


         Specific Risk Factors. Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of the issuer, or of holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the portfolio have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital of debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding. The value of the Securities in the portfolios thus may be expected to fluctuate over the entire life of the Trusts to values higher or lower than those prevailing on a Trust's Date of Deposit.

         Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trusts are restricted under the 1940 Act from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trusts will be adversely affected if trading markets for the Securities are limited or absent.


         Like other investment companies, financial and business organizations and individuals around the world, the Trusts would be adversely affected if the computer systems used by the Sponsor, Evaluator and Trustee or other service providers to the Trusts do not properly process and calculate date-related information and data involving dates of January 1, 2000 and thereafter. The Sponsor, Evaluator and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trusts.

         The Year 2000 Problem is expected to impact corporations, which may include issuers of the Securities contained in the Trusts, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Securities contained in the Trusts.


         Litigation and Legislation. From time to time, Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time after a Trust's Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities in the Trust or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on the Trusts or will not impair the ability of issuers to achieve their business goals.

FEDERAL TAX STATUS


         Each Trust is an association taxable as a corporation and intends to elect and qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If a Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent a Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of regulated investment companies. Because each Trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the Trusts will not be subject to federal income tax or the excise tax.


         Distributions to Unitholders of a Trust's taxable income other than distributions which are designated as dividends, will be taxable as ordinary income to Unitholders except that to the extent that distributions to a Unitholder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of investment and will reduce the Unitholder's adjusted basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below.


         Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the Trusts (and received by the Unitholder) on December 31 of the year such distributions are declared.

         Distributions of a Trust's net capital gain which are properly designated as capital gain dividends by a Trust will be taxable to Unitholders as long-term capital gain, regardless of the length of time the Units have been held by a Unitholder. A Unitholder may recognize a taxable gain or loss if the Unitholder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will be a capital gain or loss, except in the case of a dealer or a financial institution. The Taxpayer Relief Act of 1997 (the "1997 Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. Note, however, that the 1997 Act provides that the application of the rules described above in the case of pass-through entities such as the Trusts will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as the Trusts may designate their capital gains dividends as either a 20% rate gain distribution or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unitholders should consult their own tax advisors as to the tax rate applicable to capital gain dividends. Note that if a Unitholder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any capital gain distribution is made with respect to such Units during the six-month period or less that the Unitholder owns the Units.

         The 1997 Act includes other provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

         In addition, it should be noted that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

         Distributions which are taxable as ordinary income to Unitholders will constitute dividends for federal income tax purposes.

         The federal tax status of each year's distributions will be reported to Unitholders and to the Internal Revenue Service. The foregoing discussion relates only to the federal income tax status of the Trusts and to the tax treatment of distributions by the Trusts to United States Unitholders. Distributions by the Trusts will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers. Units in the Trusts and Trust distributions may also be subject to state and local taxation and Unitholders should consult their own tax advisers in this regard. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back up withholding.

         A Unitholder who is a foreign investor (i.e. and investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Trusts which constitute dividends for Federal income tax purposes (other than dividends which the Trusts designate as capital gains dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Trusts that are designated by the Trusts as capital gain dividends should not be subject to United States income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his or her status. Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units. Units in the Trusts and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisers in this regard.


         Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year. In the event the Units are held by fewer than 500 persons, additional taxable income will be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received by the Unitholder.

         Each Unitholder will be requested to provide his or her taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to federally prescribed back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

         Unitholders will be notified annually of the amounts of income dividends includable in the Unitholder's gross income and amounts of Trustee expenses which may be claimed as itemized deductions.

         Dividend income and distributions of capital gains may also be subject to state and local taxes. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

         Unitholders desiring to purchase Units for tax-deferred plans and Individual Retirement Accounts ("IRAs") should consult their investment executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

PUBLIC OFFERING OF UNITS

         Public Offering Price. Units of the Trusts are offered at a price based on the aggregate underlying value of the Securities in the Trust plus a pro rata share of any accumulated dividends in the Income Account of a Trust, plus a sales charge of 3.65% (equivalent to 3.78% of the net amount invested). Such underlying value shall also include the proportionate share of any undistributed cash held in the Capital Account of the Trust.

         The Sponsor intends to permit officers, directors and employees of the Sponsor and its affiliates and, at the Sponsor's discretion, investment clients of the Sponsor in certain accounts subject to a comprehensive "wrap fee" to purchase Units of the Trusts without a sales charge, although a transaction processing fee may be imposed on such trades.

         As indicated above, the Public Offering Price of the Units as of the date of Part One of this Prospectus as set forth in "Essential Information" in Part One was established by adding to the determination of the aggregate underlying value of the Securities a sales charge equal to 3.79% of such value and dividing the sum so obtained by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Capital Account. This computation produces a gross underwriting profit equal to 3.65% of the Public Offering Price. Such price determination as of the date of the Part One of this Prospectus was made on the basis of an evaluation of the Securities in the Trusts, which was prepared by the Trustee.

         The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange, Inc. ("Exchange") is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the Evaluation Time on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemption after that time, or on a day when the Exchange is closed, will be held until the next determination of price.

         The value of the Securities will generally be determined on each business day by the Evaluator based on the last sales prices for Securities listed on a national securities exchange and on the last bid prices for Securities traded over-the-counter during the secondary market and for redemptions or by taking into account the same factors referred to under "Redemption - Computation of Redemption Price."

The minimum purchase is 50 Units.

         Public Distribution of Units. Units will be offered at a price determined in the manner provided above.

         The Sponsor intends to qualify Units of the Trust for sale in a number of states. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

         Sponsor Profits. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units of the Trust as stated under "Public Offering Price."

MARKET FOR UNITS

         While not obligated to do so, the Sponsor intends, subject to change at any time, to maintain a market for Units of the Trusts offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the last sales prices for Securities listed on a national securities exchange and on the last bid value of the underlying Securities which are traded in the over-the-counter market. Unitholders who wish to dispose of their Units should inquire of their investment executive as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accordance with that described in the currently effective Prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units of the Trusts if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

         General. A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286, and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information" in Part One of this Prospectus, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be canceled and any undivided fractional interest in the Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in a Trust at the time of redemption.

         Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's taxpayer identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's taxpayer identification number from the selling investment executive. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified taxpayer identification number in order to avoid this possible back-up withholding. In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

         Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account for a Trust. The Trustee is empowered to sell Securities for a Trust in order to make funds available for the redemption of Units of such Trust. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent that Securities are sold, the size of a Trust will, and the diversity of such Trust may, be reduced but each remaining Unit will continue to represent approximately the same proportionate interest in each Security. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

         The right of redemption may be suspended and payment postponed (1) for any period during which the Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the SEC) trading on the Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreement; or (3) for such other period as the SEC may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

         Computation of Redemption Price. The Redemption Price per Unit (as well as the secondary market price) will be determined on the basis of the aggregate underlying value of the Securities in a Trust. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority will be delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in a Trust determined on the basis of (i) the cash on hand in a Trust or monies in the process of being collected and (ii) the value of the Securities in a Trust less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of the Securities in the Trusts in the following manner: if the Security is listed on a national securities exchange, the evaluation will generally be based on the last sales price on the exchange (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Security is not so listed or, if so listed and the principal market for the Security is other than on the exchange, the evaluation will generally be made by the Evaluator in good faith based on the last bid price in the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities,
(2) by the Evaluator's appraising the value of the Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."

RETIREMENT  PLANS

         The Trusts may be suitable for purchase by IRAs, Self-Employed Individual Retirement Plans ("Keogh Plan"), pension plans and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

UNITHOLDERS

         Ownership of Units. Ownership of Units of the Trusts will not be evidenced by certificates unless a Unitholder, the Unitholder's investment executive or the clearing agent for such investment executive makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as stated under "Redemption -- General."

         Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to each Trust's minimum investment requirement of 50 Units. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined at the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally accounting to 1-1/2% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

         Distributions to Unitholders. Income received by a Trust is credited by the Trustee to the Income Account of such Trust. Other receipts are credited to the Capital Account of a Trust. Income received by a Trust will be distributed on or shortly after the last day of June and December of each year on a pro rata basis to Unitholders of record as of the preceding record date (which will be the fifteenth day of the related month). All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of a Trust, if any, will be distributed at least annually in December to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to the Capital Account. The Trustee shall not be required to make a distribution from the Capital Account unless the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 50 Units. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefit from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable distribution date. Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested.

         The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by a Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling firm.

         As of the first day of each month, the Trustee will deduct from the Income Account of a Trust and, to the extent funds are not sufficient therein, from the Capital Account of a Trust, the amounts necessary to pay the expenses of such Trust (as determined on the basis set forth under "Expenses of the Trust"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of a Trust such amounts as may be necessary to cover redemptions of Units.

         Statements to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

         The accounts of the Trusts are required to be audited annually, at each Trust's expense, by independent public auditors designated by such Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of such Trust. The report of independent auditors will be furnished by the Trustee to any Unitholder of a Trust upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Trust a statement, covering the calendar year, setting forth for such Trust:

         A.   As to the Income Account:

                         1. Income received;

                         2. Deductions for applicable taxes and for fees and expenses of a Trust and for redemptions of Units, if any;

                         3. The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

          B.   As to the Capital Account:

                         1. The dates of disposition of any Securities and the net proceeds received therefrom;

                         2. Deductions for payment of applicable taxes and fees and expenses of a Trust held for distribution to Unitholders of record as of a date prior to the determination;

                         3. The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

          C. The following information:

                         1. A list of the Securities as of the last business day of such calendar year;

                         2. The number of Units outstanding on the last business day of such calendar year;

                         3. The Redemption Price based on the last evaluation made during such calendar year; and

                         4. The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the record dates for each such distribution.

         Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder shall have the right to control the operation and management of a Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of such Trust.

INVESTMENT SUPERVISION

         Each Trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of the Trusts will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from the portfolio. However, the Sponsor may direct the Trustee to dispose of Securities upon default in payment of amounts due on debt obligations of the issuer of the Securities or upon a decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Securities in a Trust detrimental to the interest of the Unitholders. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that a Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Code. Pursuant to the Trust Agreement, the Sponsor is not authorized to direct the reinvestment of the proceeds of the sale of Securities in replacement securities except in the event the sale is the direct result of serious adverse credit factors affecting the issuer of the Security which, in the opinion of the Sponsor, would make the retention of such Security detrimental to a Trust. If such factors exist, the Sponsor is authorized, but not obligated, to direct the reinvestment of the proceeds of the sale of such Securities in any other securities which meet the criteria necessary for inclusion in a Trust on the Trust's initial Date of Deposit (including other Securities already deposited in such Trust). The Trustee may sell any securities or other properties acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor. Proceeds from the sale of Securities (or any securities or other property received by a Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "The Trusts" for failed securities and as provided in this paragraph, the acquisition by a Trust of any securities other than the Securities is prohibited.

         The Trustee may sell Securities, designated by the Sponsor, from a Trust for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

ADMINISTRATION OF THE TRUSTS

         The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the FDIC to the extent permitted by law.

         The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of the Trusts. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trusts. Such books and records shall be open to inspection by any Unitholder of the Trusts at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in the Trusts. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trusts.

         Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States or any state thereof, be authorized under such laws to exercise trust powers and have at all times aggregate capital, surplus and undivided profits of not less than $5,000,000.


         The Sponsor. The Sponsor, Legg Mason Wood Walker, Incorporated, is a wholly owned subsidiary of Legg Mason, Inc. and is a registered broker-dealer incorporated under the laws of the State of Maryland. The Sponsor is a member firm of the New York Stock Exchange and is a member of the National Association of Securities Dealers, Inc. The Sponsor, through its over 100 offices located in 21 states, and other subsidiaries of Legg Mason, Inc. offer a full line of investment services including investment research and trade execution services for listed and unlisted equity and fixed-income securities and options; exchange floor execution; investment banking services for corporations and public sector clients; and professional investment management services for individual and institutional clients. The Sponsor and other subsidiaries of Legg Mason, Inc. may, but need not, make a principal market as dealer in one or more of the Securities in the Trusts. As of December 31, 1997 the stockholders' equity of Legg Mason Wood Walker, Incorporated, on an unconsolidated basis, was approximately $230,326,000 (unaudited). The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trusts. Such information is included in this Prospectus only for the purpose of informing investors as to the responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trusts. More detailed financial information concerning the Sponsor can be obtained upon request from the Sponsor.


         If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the SEC, or (b) terminate the Trust Agreement and liquidate the Trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The Evaluator. Gray, Seifert & Company, Inc., an affiliate of the Sponsor, serves as Evaluator. The Evaluator may resign or be removed by the Sponsor in which event the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder.

         Amendment and Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the SEC or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to a Trust may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding of a Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of a Trust. In no event shall the Trust Agreement be amended to increase the number of Units of a Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreement provides that each Trust shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in such Trust, but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information" in Part One of this Prospectus. If the value of a Trust shall be less than the applicable minimum value stated under "Essential Information" in Part One of this Prospectus, (40% of the aggregate value of the Securities--based on the value at a Trust's initial Date of Deposit of such Securities into the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust. Each Trust may be terminated at any time by Unitholders representing, 66-2/3% of the Units thereof then outstanding.

         No later than the date specified under "Liquidation Period" set forth under "Essential Information" in Part One of this Prospectus, the Trustee will begin to sell all of the underlying Securities on behalf of Unitholders in connection with the termination of the Trusts. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales. At termination of each Trust, written notice thereof will be sent by the Trustee to all Unitholders of the respective Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in such Trust and, after paying all expenses and charges incurred by the Trust, will distribute to Unitholders thereof their pro rata share of the balances remaining in the Income and Capital Accounts of the Trust.

         Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

         The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Securities or certificates except by reason of its own gross negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the Trust Agreement, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

         The Evaluator: The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it. The Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement.

EXPENSES OF THE TRUSTS

         The Sponsor will not charge a Trust any fees for services performed as Sponsor but will receive that fee set forth under "Essential Information" in Part One of this Prospectus, for providing supervisory services. Such fee, which is calculated monthly, is based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Sponsor will also receive a portion of the sale commissions paid in connection with the purchase of Units.

         The Trustee receives for its services that fee set forth under "Essential Information" in Part One of this Prospectus. The Trustee's fee which is calculated monthly is based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital

Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing, and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

         For evaluation of Securities in a Trust, the Evaluator shall receive that fee set forth under "Essential Information" in Part One of this Prospectus, payable monthly, based upon the largest number of Units outstanding during the calendar year for which such compensation relates.

         The Trustee's fees, the Sponsor's supervisory fees and the Evaluator's fees are deducted from the Income Account of a Trust to the extent funds are available, and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

         Expenses incurred in establishing the Trusts, including the cost of the initial preparation of documents relating to the Trusts (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trusts and amortized over the life of the Trusts. The following additional charges are or may be incurred by a Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trusts or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trusts not resulting from gross negligence, bad faith or willful misconduct on its part or its reckless disregard for its obligations under the Trust Agreement; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement; and (g) expenditures incurred in contacting Unitholders upon termination of the Trusts. The fees and expenses set forth herein are payable out of the Trusts and, when owing to the Trustee, are secured by a lien on the Trusts. Since the Securities are all common stocks, and the income stream produced by dividend payments, if any, is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status."

LEGAL  OPINIONS

         The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT  AUDITORS

         The financial statements of each Trust appearing in Part One of their respective Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and in the Registration Statement, and are included herein in reliance upon such report given the authority of such firm as experts in accounting and auditing.

                                    PART TWO

CONTENTS                                                                    PAGE

SUMMARY.......................................................................2
THE TRUSTS....................................................................3
THE TRUST PORTFOLIO...........................................................3
RISK FACTORS..................................................................3
FEDERAL TAX STATUS............................................................6
PUBLIC OFFERING OF UNITS......................................................7
   Public Offering Price......................................................7
   Public Distribution of Units...............................................7
   Sponsor Profits............................................................7
MARKET FOR UNITS..............................................................8
REDEMPTION....................................................................8
   General....................................................................8
   Computation of Redemption Price............................................9
RETIREMENT PLANS..............................................................9
UNITHOLDERS...................................................................9
   Ownership of Units.........................................................9
   Distributions to Unitholders...............................................9
   Statements to Unitholders.................................................10
   Rights of Unitholders.....................................................11
INVESTMENT SUPERVISION.......................................................11
ADMINISTRATION OF THE TRUSTS.................................................11
   The Trustee...............................................................11
   The Sponsor...............................................................12
   The Evaluator.............................................................12
   Amendment and Termination.................................................12
   Limitations on Liability..................................................13
EXPENSES OF THE TRUSTS.......................................................13
LEGAL OPINIONS...............................................................14
INDEPENDENT AUDITORS.........................................................14

         THIS PROSPECTUS DOES NOT CONTAIN INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY OF ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

         NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE TRUSTEE, OR THE SPONSOR. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST OR THE UNITS HAVE BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.

         THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE OR COUNTY.

                     LEGG MASON UNIT INVESTMENT TRUST SERIES

                                   PROSPECTUS
                                    PART TWO

                                 APRIL 30, 1998


                LEGG MASON REGIONAL BANK AND THRIFT TRUST SERIES

                      LEGG MASON WOOD WALKER, INCORPORATED

                                100 LIGHT STREET

                                  P.O. BOX 1476
                         BALTIMORE, MARYLAND 21203-1476
                          (410) 539-0000/(800) 822-5544

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Legg Mason Unit Investment Trust, Series 5, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Baltimore and State of Maryland on the 29th day of April, 1998.

                                   Legg Mason Unit Investment Trust, Series 5
                                        (Registrant)

                                   By Legg Mason Wood Walker, Incorporated
                                        (Depositor)

                                   By       /s/ Kathi D. Bair
                                       _________________________________________
                                                Kathi D. Bair

(Seal)

         Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on April 29, 1998:

          Signature                           Title
          ---------                           -----

     Raymond A. Mason                          Chairman of the Board

     James W. Brinkley                         President and Director

     Edmund J. Cashman, Jr.                    Senior Executive Vice President
                                                 and Director

     Richard J. Himelfarb                      Senior Executive Vice President
                                                 and Director

     Edward A. Taber III                       Senior Executive Vice President
                                                 and Director

     Robert A. Frank                           Executive Vice President
                                                 and Director

     Robert G. Sabelhaus                       Executive Vice President
                                                 and Director

     Charles A. Bacigalupo                     Senior Vice President, Secretary
                                                 and Director

     Thomas M. Daly, Jr.                       Senior Vice President
                                                 and Director

     Jerome M. Dattel                          Senior Vice President
                                                 and Director

     Thomas E. Hill                            Senior Vice President
                                                 and Director

     Arnold S. Hoffman                         Senior Vice President
                                                 and Director

     Carl Hohnbaum                             Senior Vice President
                                                 and Director

     William B. Jones, Jr.                     Senior Vice President
                                                 and Director

     Laura L. Lange                            Senior Vice President
                                                 and Director

     Marvin H. McIntyre                        Senior Vice President
                                                 and Director

     Douglas C. Petty, Jr.                     Senior Vice President
                                                 and Director

     Mark I. Preston                           Senior Vice President
                                                 and Director

     M. Walter D'Alessio                       Director


     F. Barry Bilson                           Senior Vice President
                                                 and Director


                                                    /s/  Kathi D. Bair
                                                    _________________________
                                                       (Attorney-in-fact)*

-------------------------------
*An executed copy of the related powers of attorney were filed as Exhibit 7.1 to the initial Registration Statement for Legg Mason Unit Investment Trust, Series 5 as filed on March 24, 1995 and Amendment No. 1 to the Registration Statement for Legg Mason Unit Investment Trust, Series 5 as filed on May 22, 1995 (file no. 33-90620).

               CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 10, 1998 in this Post-Effective Amendment No. 3 to Registration Statement (Form S-6 No. 33-90620) and related Prospectus of Legg Mason Unit Investment Trust, Series 5.

                                                           /s/ Ernst & Young LLP


Baltimore, Maryland
April 27, 1998